Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue		€ 47	€ 97
Cost of sales		(11)	(10)
Gross profit		36	87
Research and development expenses	€ (175,618)	(144,558)	(90,345)
General and administrative expenses	(93,887)	(239,093)	(35,406)
Selling expenses	(12,929)	(17,189)	(15,272)
Other income	6,808	2,274	2,346
Other expenses	(3,268)	(2,036)	(130)
Operating loss	(278,894)	(400,566)	(138,720)
Finance income	30,322	11,288	80
Finance expenses	(1,995)	(20,201)	(49,741)
Financial result	28,327	(8,913)	(49,661)
Share of loss in a joint venture / associate	(2,823)	(848)
Loss before income tax	(253,390)	(410,327)	(188,381)
Income tax benefits / (expense)	326	(709)	(46)
Net loss for the year	(253,064)	(411,036)	(188,427)
Other comprehensive income/ (loss)
Other comprehensive income that may be reclassified to profit or loss	33	44	36
Exchange differences on translation of foreign business units	33	44	36
Items that will not be subsequently reclassified to profit or loss	28	162	(44)
Remeasurement of defined pension benefit obligation	28	162	(44)
Other comprehensive income / (loss)	61	206	(8)
Total consolidated comprehensive loss for the year	€ (253,003)	€ (410,830)	€ (188,435)
Loss per share basic	€ (0.80)	€ (1.91)	€ (0.97)
Loss per share diluted	€ (0.80)	€ (1.91)	€ (0.97)